CONSOLIDATED BALANCE SHEETS (Parenthetical)	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Net of allowance for credit losses	¥ 449,000
Deferred loan cost	1,831,000	¥ 841,800
Nonrelated party
Accounts receivable, net of allowance for credit losses	505,000	505,000
Net of allowance for credit losses | ¥	¥ 40,773,000	¥ 39,577,000
Class A ordinary shares
Ordinary shares, shares authorized	43,000,000,000	43,000,000,000
Ordinary shares, shares issued	4,504,052,678	3,675,467,659
Ordinary shares, shares outstanding	4,504,052,678	3,675,467,659
Class B ordinary shares
Ordinary shares, shares authorized	6,000,000,000	6,000,000,000
Ordinary shares, shares issued	63,607,334	63,607,334
Ordinary shares, shares outstanding	63,607,334	63,607,334